Other Finance Expense - Summary of Reconciliation of Total Interest Cost and Interest Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Interest expense	$ 11,830	$ 6,846	$ 21,848	$ 12,711
Amortization of debt issuance cost and fair value of debt assumed	696	406	1,271	755
Total interest cost	$ 12,526	$ 7,252	$ 23,119	$ 13,466